Provisions (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2020	$729	$842	$1,571	$—	$1,571
Arising (released) during the year	92	378	470	—	—
Effect of application of the IFRS IC decision on IAS 19	13	—	13	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	834	809	1,643	89	1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	806	1,331	2,137	—	2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year		—	—	—	—
Released (unused) during the year		(191)	(191)	—	—
At December 31, 2022	$705	$1,568	$2,273	$77	$2,196

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2020	2021	2022
	(in thousands)
At January 1,	$2,719	$2,724	$2,789
Charge for the year	47	65	—
Utilized amounts	—	—	(265)
Unutilized amounts	(42)	—	—
At year end	$2,724	$2,789	$2,524

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2020	2021	2022
Discount rate	0.34%	0.98%	3.75%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team